Share Capital and Share Premium (Details) - USD ($)	Jun. 30, 2023	Apr. 14, 2023
Share Capital and Share Premium [Abstract]
Share capital stock and share premium amounts	$ 66,996,982
Equivalent		$ 50,000,000
Share purchase Agreement over period		36 months
Shares issued (in Shares)	3,600
Share Purchase Agreement	$ 10,647